Financial Instruments - Fair Value of Contingent Consideration Classified as Level 3 (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	¥ 67,294	¥ 30,569
Changes in the fair value during the period	(8,094)	(2,223)
Settled and paid during the period	(15,253)	(7,734)
Settled during the period and reclassified to other payables	(95)	(1,648)
Foreign currency translation differences	(1,426)	(146)
Other	(762)	(123)
As of the end of the year	41,664	67,294
Within one year
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	17,348
As of the end of the year	4,610	17,348
Between one and three years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	18,988
As of the end of the year	9,918	18,988
Between three and five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	9,222
As of the end of the year	5,014	9,222
More than five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	51,737
As of the end of the year	45,229	51,737
Shire
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liability - fair value of potential payments	¥ 64,310	¥ 48,599